ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Account Payable, accrued expenses and other liabilities consists of the following:

	December 31,
	2020	2021
	SGD’000	SGD’000
Accounts Payable	2,438	1,916
Payroll payable	343	196
Insurance fees collected to be paid to insurance companies	-	-
Payable to other services	468	146
Deposits	6	7
Others	41	25
	3,296	2,290